Fair Value Disclosures - Carrying Value, Fair Value, and Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial Assets
Commercial mortgage loans on real estate, at amortized cost	$ 0	$ 15,311
Total assets	474,506	395,267
Financial Liabilities
Total liabilities	406,973	345,659
Level 1
Financial Assets
Commercial mortgage loans on real estate, at amortized cost		0
Policy loans		244
Total assets		244
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	176	190
Total liabilities	176	190
Level 2
Financial Assets
Commercial mortgage loans on real estate, at amortized cost		0
Policy loans		0
Total assets		0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Funds withheld under reinsurance	0	0
Total liabilities	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate, at amortized cost		16,217
Policy loans		0
Total assets		16,217
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	6,268	5,389
Funds withheld under reinsurance	0	0
Total liabilities	6,268	5,389
Carrying Value
Financial Assets
Commercial mortgage loans on real estate, at amortized cost		15,311
Policy loans		244
Total assets		15,555
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	5,469	4,899
Funds withheld under reinsurance	176	190
Total liabilities	5,645	5,089
Total
Financial Assets
Commercial mortgage loans on real estate, at amortized cost		16,217
Policy loans		244
Total assets		16,461
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	6,268	5,389
Funds withheld under reinsurance	176	190
Total liabilities	$ 6,444	$ 5,579